WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED APRIL 15, 2011 TO THE

PROSPECTUSES, DATED APRIL 30, 2010, OF

WESTERN ASSET ABSOLUTE RETURN PORTFOLIO

WESTERN ASSET CORE BOND PORTFOLIO

WESTERN ASSET CORE PLUS BOND PORTFOLIO

WESTERN ASSET ENHANCED EQUITY PORTFOLIO

WESTERN ASSET GLOBAL STRATEGIC INCOME PORTFOLIO

WESTERN ASSET HIGH YIELD PORTFOLIO

WESTERN ASSET INFLATION INDEXED PLUS BOND PORTFOLIO

WESTERN ASSET INTERMEDIATE BOND PORTFOLIO

WESTERN ASSET LIMITED DURATION BOND PORTFOLIO

Effective May 1, 2011, the following text replaces corresponding disclosure in the “Portfolio managers” sub-section of the “Management” section of the Prospectus for each fund as indicated below:

Western Asset Absolute Return Portfolio	Portfolio managers: Stephen A. Walsh, Michael C. Buchanan and Keith J. Gardner. Messrs. Walsh, Buchanan and Gardner have been portfolio managers for the fund since 2006. These portfolio managers work together with a broader investment management team.
Western Asset Core Bond Portfolio	Portfolio managers: Stephen A. Walsh, Mark S. Lindbloom and Carl L. Eichstaedt. Mr. Walsh has been portfolio manager for the fund since its inception. Mr. Lindbloom has been a portfolio manager for the fund since 2006. Mr. Eichstaedt has been a portfolio manager for the fund since 1994. These portfolio managers work together with a broader investment management team.
Western Asset Core Plus Bond Portfolio	Portfolio managers: Stephen A. Walsh, Mark S. Lindbloom, Carl L. Eichstaedt, Michael C. Buchanan and Keith J. Gardner. Messrs. Walsh, Eichstaedt and Gardner have been portfolio managers for the fund since its inception. Mr. Lindbloom has been a portfolio manager for the fund since 2006. Mr. Buchanan has been a portfolio manager for the fund since 2005. These portfolio managers work together with a broader investment management team.
Western Asset Enhanced Equity Portfolio	Portfolio managers: Although this fund is not currently operational, Stephen A. Walsh would be portfolio manager of the fund. The portfolio manager would work together with a broader investment management team.
Western Asset High Yield Portfolio	Portfolio managers: Stephen A. Walsh, Michael C. Buchanan and Keith J. Gardner. Messrs. Walsh, Buchanan and Gardner have been portfolio managers for the fund since 2006. These portfolio managers work together with a broader investment management team.
Western Asset Global Strategic Income Portfolio	Portfolio managers: Although this fund is not currently operational, Stephen A. Walsh would be portfolio manager of the fund. The portfolio manager would work together with a broader investment management team.
Western Asset Inflation Indexed Plus Bond Portfolio	Portfolio managers: Stephen A. Walsh, Peter H. Stutz and Paul E. Wynn. Messrs. Walsh and Stutz have been portfolio managers for the fund since its inception. Mr. Wynn has been a portfolio manager for the fund since 2009. These portfolio managers work together with a broader investment management team.

Western Asset Intermediate Bond Portfolio	Portfolio managers: Stephen A. Walsh, Andrea A. Mack and Julien A. Scholnick. Mr. Walsh has been portfolio manager for the fund since its inception. Ms. Mack and Mr. Scholnick have been portfolio managers for the fund since 2009. These portfolio managers work together with a broader investment management team.
Western Asset Limited Duration Bond Portfolio	Portfolio managers: Stephen A. Walsh, Andrea A. Mack, Julien A. Scholnick and Michael Y. Pak. Mr. Walsh and Ms. Mack have been portfolio managers for the fund since its inception. Messrs. Scholnick and Pak have been portfolio managers for the fund since 2009. These portfolio managers work together with a broader investment management team.

Effective May 1, 2011, the following text replaces corresponding disclosure in the “Portfolio managers” sub-section of the “More on Fund Management” section of the Prospectus for each fund as indicated below:

Western Asset Absolute Return Portfolio	Western Asset Absolute Return Portfolio. The portfolio managers responsible for day-to-day portfolio management, development of investment strategy, oversight and coordination of this fund are Stephen A. Walsh, Michael C. Buchanan and Keith J. Gardner. Each portfolio manager has been responsible for the fund since its inception in 2006. Each portfolio manager except Mr. Buchanan has been employed by Western Asset as portfolio managers for at least the past five years. Mr. Buchanan was a Managing Director and head of U.S. Credit Products at Credit Suisse Asset Management from 2003 to 2005. Mr. Buchanan served as Executive Vice President and portfolio manager for Janus Capital Management in 2003. Prior to joining Janus Capital Management, Mr. Buchanan was a Managing Director and head of High Yield Trading at BlackRock Financial Management from 1998 to 2003.
Western Asset Core Bond Portfolio	Western Asset Core Bond Portfolio. The portfolio managers responsible for day-to-day portfolio management, development of investment strategy, oversight and coordination of this fund are Stephen A. Walsh, Mark S. Lindbloom and Carl L. Eichstaedt. Mr. Walsh and Mr. Eichstaedt have been employed by Western Asset as portfolio managers for at least the past five years. Prior to joining Western Asset as a portfolio manager in 2006, Mr. Lindbloom was a Managing Director of Citigroup Asset Management and had been associated with its predecessor companies since 1996. Mr. Walsh has served as portfolio manager to the fund since its inception in 1990. Mr. Lindbloom and Mr. Eichstaedt have served as portfolio managers to the fund since 2006 and 1994, respectively.

Western Asset Core Plus Bond Portfolio	Western Asset Core Plus Bond Portfolio. The portfolio managers responsible for day-to-day portfolio management, development of investment strategy, oversight and coordination of this fund are Stephen A. Walsh, Mark S. Lindbloom, Carl L. Eichstaedt, Michael C. Buchanan and Keith J. Gardner. Mr. Walsh, Mr. Eichstaedt and Mr. Gardner have been employed by Western Asset as portfolio managers for at least the past five years. Prior to joining Western Asset as a portfolio manager in 2006, Mr. Lindbloom was a Managing Director of Citigroup Asset Management and had been associated with its predecessor companies since 1996. Prior to joining Western Asset as a portfolio manager and head of the U.S. High Yield team in 2005, Mr. Buchanan was a Managing Director and head of U.S. Credit Products at Credit Suisse Asset Management from 2003 to 2005. Mr. Buchanan served as Executive Vice President and portfolio manager for Janus Capital Management in 2003. Prior to joining Janus Capital Management, Mr. Buchanan was a Managing Director and head of High Yield Trading at BlackRock Financial Management from 1998 to 2003. Mr. Walsh, Mr. Eichstaedt and Mr. Gardner have served as portfolio managers to the fund since its inception in 1998. Mr. Lindbloom and Mr. Buchanan have served as portfolio managers to the fund since 2006 and 2005, respectively.
Western Asset Enhanced Equity Portfolio	Western Asset Enhanced Equity Portfolio. Although this fund is not currently operational, the portfolio manager responsible for day-to-day portfolio management, development of investment strategy, oversight and coordination of this fund would be Stephen A. Walsh. Mr. Walsh has been employed as portfolio manager for Western Asset for at least the past five years.
Western Asset Global Strategic Income Portfolio	Western Asset Global Strategic Income Portfolio. Although this fund is not currently operational, the portfolio manager responsible for day-to-day portfolio management, development of investment strategy, oversight and coordination of this fund would be Stephen A. Walsh. Mr. Walsh has been employed as portfolio manager for Western Asset for at least the past five years.
Western Asset High Yield Portfolio	Western Asset High Yield Portfolio. The portfolio managers responsible for day-to-day portfolio management, development of investment strategy, oversight and coordination of this fund are Stephen A. Walsh, Michael C. Buchanan and Keith J. Gardner. Mr. Walsh and Mr. Gardner have been employed as portfolio managers for Western Asset for at least the past five years. Prior to joining Western Asset as a portfolio manager and head of the U.S. High Yield team in 2005, Mr. Buchanan was a Managing Director and head of U.S. Credit Products at Credit Suisse Asset Management from 2003 to 2005. Mr. Buchanan served as Executive Vice President and portfolio manager for Janus Capital Management in 2003. Prior to joining Janus Capital Management, Mr. Buchanan was a Managing Director and head of High Yield Trading at Blackrock Financial Management from 1998 to 2003. Mr. Walsh and Mr. Gardner have served as portfolio managers to the fund since its inception in 2001. Mr. Buchanan has served as a portfolio manager to the fund since 2005.

Western Asset Inflation Indexed Plus Bond Portfolio	Western Asset Inflation Indexed Plus Bond Portfolio. The portfolio managers responsible for day-to-day portfolio management, development of investment strategy, oversight and coordination of this fund are Stephen A. Walsh, Peter H. Stutz and Paul E. Wynn. Mr. Walsh, Mr. Stutz and Mr. Wynn have been employed as portfolio managers for Western Asset for at least the past five years. Mr. Walsh and Mr. Stutz have served as portfolio managers to the fund since its inception in 2001. Mr. Wynn has served as portfolio manager since 2009.
Western Asset Intermediate Bond Portfolio	Western Asset Intermediate Bond Portfolio. The portfolio managers responsible for day-to-day portfolio management, development of investment strategy, oversight and coordination of this fund are Stephen A. Walsh, Andrea A. Mack and Julien A. Scholnick. Mr. Walsh, Ms. Mack and Mr. Scholnick have been employed as portfolio managers for Western Asset for at least the past five years. Mr. Walsh has served as portfolio manager to the fund since its inception in 1994. Ms. Mack and Mr. Scholnick have served as portfolio managers to the fund since 2009.
Western Asset Limited Duration Bond Portfolio	Western Asset Limited Duration Bond Portfolio. The portfolio managers responsible for day-to-day portfolio management, development of investment strategy, oversight and coordination of this fund are Stephen A. Walsh, Andrea A. Mack, Julien A. Scholnick and Michael Y. Pak. Mr. Walsh, Ms. Mack, Mr. Scholnick and Mr. Pak have been employed as portfolio managers for Western Asset for at least the past five years. Mr. Walsh and Ms. Mack have served as portfolio managers to the fund since its inception in 2003. Mr. Scholnick and Mr. Pak have served as portfolio managers since 2009.

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